Trade payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of Trade Payables

Trade payables as at December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Invoices received - supplier not part of factoring facility	42,609	52,110
Invoices received - supplier factoring facility	14,294	13,581
Accruals for invoices to be received	21,496	23,524
Total	78,399	89,215